Dividends (Tables)	12 Months Ended
Jun. 30, 2023
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Summary of Dividends Paid

	Year ended 30 June 2023		Year ended 30 June 2022		Year ended 30 June 2021
	Per share	Total	Per share	Total	Per share	Total
	US cents	US$M	US cents	US$M	US cents	US$M
Dividends paid during the period 1
Prior year final dividend	175	8,858	200	10,119	55	2,779
Interim dividend	90	4,562	150	7,601	101	5,115

	265	13,420	350	17,720	156	7,894

1
5.5 per cent dividend on 50,000 preference shares of £1 each determined and paid for financial year 2021. No dividend paid for the financial year 2022. These preference shares were cancelled on 31 January 2022.

Summary of Franking Credits
BHP Group Limited dividends for all periods presented are, or will be, fully franked based on a tax rate of 30 per cent.

	2023	2022	2021
	US$M	US$M	US$M
Franking credits as at 30 June	7,953	7,007	14,302
Franking credits arising on the future payment/(refund) of taxes relating to the period	(261)	2,043	1,799

Total franking credits available 1	7,692	9,050	16,101

1	The payment of the final 2023 dividend determined after 30 June 2023 will reduce the franking account balance by US$1,737 million.